Investment in joint venture - Disclosure of Investment in joint venture using equity method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 0
Company's share of net income (loss) of the JV for the year	46,517	$ (51,528)
Impairment reversal (loss) on investment in joint venture	7,631	(7,631)
Balance, end of year	54,148	0
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	0	59,159
Company's share of net income (loss) of the JV for the year	46,517	(51,528)
Impairment reversal (loss) on investment in joint venture	7,631	(7,631)
Balance, end of year	$ 54,148	$ 0